Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 TDRs	Dec. 31, 2013 TDRs	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Allowance for loans receivable	$ 23,246,000	$ 35,537,000	$ 45,873,000	$ 41,667,000
Ratio of allowance for loan losses to gross loans held-for-investment	1.54%	1.66%	2.02%
Loan not considered as impaired	Less than 90 days
Number of impaired loans classified as collateral TDR	3
TDR with commitments to lend additional funds	1
Additional funds committed as part of TDR	$ 91,000
Number of TDR agreements that subsequently defaulted	0	0